Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:    484-583-8711

Email:    Sam.Goldstein@lfg.com

VIA EDGAR

April 1, 2021

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	217
	Funds:	Lincoln Nasdaq-100 Buffer Fund Jun (the “New Fund”)

Dear Sir/Madam:

Attached for filing via EDGAR is Post-Effective Amendment No. 217 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to amend the post-effective amendment No. 216 filed on March 26, 2021 to amend the name of the New Fund.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Vice President and Assistant General Counsel
Funds Management

cc:        Ronald A. Holinsky, Chief Counsel